Property Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Impairment charges related to fixed assets	$ 0.9	$ 1.0	$ 7.8	$ 1.4
Assets Held for sale	$ 5.1	$ 3.6	$ 10.0